REVENUES (Revenues by Product) (Details)	6 Months Ended
	Jun. 30, 2017 CNY (¥)	Jun. 30, 2017 USD ($)	Jun. 30, 2016 CNY (¥)
Operating Revenue By Product Type [Line Items]
Revenues	¥ 13,700,891,646	$ 2,020,989,135	¥ 10,947,903,160
Solar Modules [Member]
Operating Revenue By Product Type [Line Items]
Revenues	13,287,002,595		10,748,087,554
Silicon Wafers [Member]
Operating Revenue By Product Type [Line Items]
Revenues	219,392,236		52,062,475
Solar Cells [Member]
Operating Revenue By Product Type [Line Items]
Revenues	186,850,364		56,771,860
Recovered Silicon Materials [Member]
Operating Revenue By Product Type [Line Items]
Revenues	0		860,047
Generated Electricity [Member]
Operating Revenue By Product Type [Line Items]
Revenues	7,646,451		5,772,946
Solar system integration projects [Member]
Operating Revenue By Product Type [Line Items]
Revenues	¥ 0		¥ 84,348,278